UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $4,312,853 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104   248178 18941300 SH       SOLE                 18941300        0        0
CHINA YUCHAI INTL LTD          COM              G21082105     6418   335500 SH       SOLE                   335500        0        0
CIGNA CORP                     COM              125509109   448794 12543163 SH       SOLE                 12543163        0        0
CIT GROUP INC                  COM NEW          125581801     3884    95140 SH       SOLE                    95140        0        0
CITIGROUP INC                  COM              172967101   119184 30481800 SH       SOLE                 30481800        0        0
CVS CAREMARK CORPORATION       COM              126650100   289285  9192406 SH       SOLE                  9192406        0        0
EXTERRAN HLDGS INC             COM              30225X103    23332  1027369 SH       SOLE                  1027369        0        0
GENWORTH FINL INC              COM CL A         37247D106   113372  9277586 SH       SOLE                  9277586        0        0
GIANT INTERACTIVE GROUP INC    ADR              374511103     4345   676833 SH       SOLE                   676833        0        0
HARTFORD FINL SVCS GROUP INC   DEP CONV PFD     416515708     5930   250000 SH       SOLE                   250000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   172856  7531847 SH       SOLE                  7531847        0        0
HOLOGIC INC                    COM              436440101   175311 10950116 SH       SOLE                 10950116        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184    43248  1010000 SH  PUT  SOLE                  1010000        0        0
ISHARES TR                     RUSSELL 2000     464287655     2094    31018 SH       SOLE                    31018        0        0
ISHARES TR                     RUSSELL 2000     464287655   202500  3000000 SH  PUT  SOLE                  3000000        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    32994 43000000 SH       SOLE                 43000000        0        0
LOCKHEED MARTIN CORP           COM              539830109    75728  1062400 SH       SOLE                  1062400        0        0
MCKESSON CORP                  COM              58155Q103    89958  1456100 SH       SOLE                  1456100        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   296780  5700721 SH       SOLE                  5700721        0        0
METLIFE INC                    COM              59156R108   130512  3394326 SH       SOLE                  3394326        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    13146  1825900 SH       SOLE                  1825900        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    18384  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                COM              60467R100    67143  6741279 SH       SOLE                  6741279        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118        7   428801 SH       SOLE                   428801        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   240934  5520945 SH       SOLE                  5520945        0        0
PFIZER INC                     COM              717081103   206222 12010600 SH       SOLE                 12010600        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100    46848  6444000 SH       SOLE                  6444000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    32608  1941551 SH       SOLE                  1941551        0        0
RRI ENERGY INC                 COM              74971X107    61254 17254658 SH       SOLE                 17254658        0        0
SANDRIDGE ENERGY INC           COM              80007P307    71743 12630734 SH       SOLE                 12630734        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   416575  3650000 SH  PUT  SOLE                  3650000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   235809  4470310 SH       SOLE                  4470310        0        0
THERAVANCE INC                 COM              88338T104    41908  2084952 SH       SOLE                  2084952        0        0
VERISIGN INC                   COM              92343E102   112867  3556000 SH       SOLE                  3556000        0        0
WELLPOINT INC                  COM              94973V107   262702  4638093 SH       SOLE                  4638093        0        0